TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Apr. 30, 2015
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 9 • TRANSACTIONS WITH RELATED PARTIES

BANKING SERVICES — FIRST INTERNATIONAL BANK AND TRUST

The Company has an ongoing banking relationship with First International Bank and Trust, Watford City, North Dakota (“First International”). Stephen L. Stenehjem, a member of the Company’s Board of Trustees, is the President and Chairman of First International and the Chief Executive Officer of Watford City BancShares, Inc., its bank holding company, and the bank holding company is owned by Mr. Stenehjem and members of his family. For a portion of fiscal year 2015, the Company had one mortgage loan outstanding with First International, with an original principal balance of $13.7 million (Williston Garden) bearing interest at 5.5% per annum; this loan was repaid in the second quarter of fiscal year 2015. The Company also has a construction loan with First International for $43.7 million to finance the development of the Renaissance Heights I residential property in Williston, North Dakota. At April 30, 2015, the construction loan had a balance of $37.7 million bearing interest at 5.0% per annum. The Company paid interest on these loans of approximately $325,000 and $1.4 million, respectively, in fiscal year 2015. The Company has a multi-bank line of credit with a capacity of $90.0 million, of which First International is the lead bank and a participant with an $11.0 million commitment. In fiscal year 2015, the Company paid First International a total of approximately $245,000 in interest on First International’s portion of the outstanding balance of this credit line, and paid fees of $40,000. In connection with this multi-bank line of credit, the Company maintains compensating balances with First International totaling $6.0 million, of which $1.5 million is held in a non-interest bearing account, and $4.5 million is held in an account that pays the Company interest on the deposited amount of 0.20% per annum. The Company also maintains checking accounts with First International. In fiscal year 2015, the Company paid less than $500 in total in various bank service and other fees charged on these checking accounts.

In fiscal years 2014 and 2013, the Company paid interest and fees on outstanding mortgage and construction loans of approximately $1.0 million and $975,000, respectively. In fiscal years 2014 and 2013, respectively, the Company paid First International $125,000 and $196,000 in interest on First International’s portion of the multi-bank line of credit and paid fees of $40,000 in both years. Also in both fiscal years 2014 and 2013, the Company paid under $500 in total in various bank service and other fees charged on checking accounts maintained with First International. Total payments of interest and fees from the Company to First International Bank were approximately $2.0 million, $1.2 million and $1.2 million in fiscal years 2015, 2014 and 2013, respectively.

LEASE TRANSACTION

In fiscal year 2013, the Company entered into an agreement with First International to construct an approximately 3,700 square-foot building on an outlot of the Company’s Arrowhead Shopping Center in Minot, North Dakota, to be leased by First International under a 20-year lease for use as a branch bank location. The project was completed in fiscal year 2013 at a cost of $1.3 million. Net rental payments under the lease are estimated to be approximately $2.4 million in total over the 20-year lease term. Net rental payments received in fiscal years 2015, 2014 and 2013 totaled $109,000, $109,000 and $11,000, respectively.

SALES AGREEMENT

The Company has an investment banking relationship with Robert W. Baird & Co. Incorporated (“Baird”). Terrance P. Maxwell, a member of the Company’s Board of Trustees, was appointed the Chief Financial Officer of Baird in March 2015 and has served as a Managing Director and member of the Executive Committee since May 2014. On August 30, 2013, the Company and its Operating Partnership entered into an at-the-market, or ATM, sales agreement with Baird as sales agent. Under the terms of this agreement, the Company may from time to time issue and sell through Baird the Company’s common shares having an aggregate offering price of up to $75.0 million. Baird will be entitled to compensation of up to 2.0% of the gross sales price per share for common shares sold under the agreement. The agreement remains in force until terminated pursuant to its terms, including automatic termination upon the sale of all such shares through Baird. The Company has not issued any common shares under this program during fiscal years 2015 and 2014.